UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21652

                    Fiduciary/Claymore MLP Opportunity Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
              (Address of principal executive offices) (Zip code)

                             Donald C. Cacciapaglia
                             ----------------------
                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2016 - June 30, 2017

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21652
Reporting Period: 07/01/2016 - 06/30/2017
FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND









=================== FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND ====================


ARCHROCK PARTNERS, L.P.

Ticker:       APLP           Security ID:  03957U100
Meeting Date: APR 26, 2017   Meeting Type: Special
Record Date:  MAR 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Stock Compensation Plan         FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management


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BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 06, 2017   Meeting Type: Annual
Record Date:  APR 25, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Directors                   FOR       FOR          Management
1.2   Election of Directors                   FOR       FOR          Management
1.3   Election of Directors                   FOR       FOR          Management
1.4   Election of Directors                   FOR       FOR          Management
2     Amend Stock Compensation Plan           FOR       FOR          Management
3     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
4     14A Executive Compensation              FOR       FOR          Management
5     14A Executive Compensation Vote         1 YEAR    FOR          Management
      Frequency


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ENERGY TRANSFER PARTNERS, L.P.

Ticker:       ETP            Security ID:  29273R109
Meeting Date: APR 26, 2017   Meeting Type: Special
Record Date:  FEB 27, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management
3     14A Executive Compensation              FOR       FOR          Management


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GOLAR LNG PARTNERS LP

Ticker:       GMLP           Security ID:  Y2745C102
Meeting Date: SEP 28, 2016   Meeting Type: Annual
Record Date:  AUG 03, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Election of Directors (Majority Voting) FOR       FOR          Management


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JP ENERGY PARTNERS LP

Ticker:       JPEP           Security ID:  46643C109
Meeting Date: MAR 07, 2017   Meeting Type: Special
Record Date:  JAN 30, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management
3     14A Executive Compensation              FOR       FOR          Management


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KNOT OFFSHORE PARTNERS LP

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: AUG 10, 2016   Meeting Type: Annual
Record Date:  JUL 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Election of Directors (Majority Voting) FOR       FOR          Management
2     Miscellaneous Corporate Actions         AGAINST   AGAINST      Management


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MAGELLAN MIDSTREAM PARTERS, L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 20, 2017   Meeting Type: Annual
Record Date:  FEB 21, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Directors                   FOR       FOR          Management
1.2   Election of Directors                   FOR       FOR          Management
1.3   Election of Directors                   FOR       FOR          Management
1.4   Election of Directors                   FOR       FOR          Management
2     14A Executive Compensation              FOR       FOR          Management
3     14A Executive Compensation Vote         1 YEAR    FOR          Management
      Frequency
4     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors


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NAVIOS MARITIME MIDSTREAM PARTNERS L.P.

Ticker:       NAP            Security ID:  Y62134104
Meeting Date: DEC 15, 2016   Meeting Type: Annual
Record Date:  OCT 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Directors                   FOR       FOR          Management
2     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors


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ONEOK PARTNERS, L.P.

Ticker:       OKS            Security ID:  68268N103
Meeting Date: JUN 30, 2017   Meeting Type: Special
Record Date:  MAY 19, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management


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SEMGROUP CORPORATION

Ticker:       SEMG           Security ID:  81663A105
Meeting Date: MAY 17, 2017   Meeting Type: Annual
Record Date:  MAR 30, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Directors                   FOR       FOR          Management
1.2   Election of Directors                   FOR       FOR          Management
1.3   Election of Directors                   FOR       FOR          Management
1.4   Election of Directors                   FOR       FOR          Management
1.5   Election of Directors                   FOR       FOR          Management
1.6   Election of Directors                   FOR       FOR          Management
1.7   Election of Directors                   FOR       FOR          Management
2     14A Executive Compensation              FOR       FOR          Management
3     14A Executive Compensation Vote         1 YEAR    FOR          Management
      Frequency
4     Ratify Appointment of Independent       FOR       FOR          Management
      Auditors
5     Approve Charter Amendment               FOR       FOR          Management


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TESORO LOGISTICS LP

Ticker:       TLLP           Security ID:  88160T107
Meeting Date: OCT 04, 2016   Meeting Type: Special
Record Date:  AUG 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Stock Compensation Plan           FOR       FOR          Management
2     Approve Motion to Adjourn Meeting       FOR       FOR          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund
---------------------------------------

By:      /s/ Donald C. Cacciapaglia
Name:    Donald C. Cacciapaglia
         ----------------------
Title:   President and Chief Executive Officer
         -------------------------------------
Date:    August 9, 2017